Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2020	16,853	3.56
Granted	19,461	5.45
Exercised	(3,052)	2.64
Forfeited or expired	(773)	4.58
Outstanding at December 31, 2021	32,489	4.75
Granted	4,534	5.29
Exercised	(4,955)	3.67
Forfeited or expired	(1,141)	5.35
Outstanding at December 31, 2022	30,927	4.98

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2022 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.94 – 2.99	20	0.75	2.94	20	2.94
3.00 – 3.99	5,241	0.74	3.34	5,166	3.33
4.00 – 4.99	4,709	5.55	4.47	1,375	4.41
5.00 – 5.99	18,739	3.84	5.41	10,157	5.38
6.00 – 6.99	2,098	3.23	6.25	1,298	6.24
7.00 – 8.53	120	2.57	8.01	80	8.01
	30,927	3.52	4.98	18,096	4.79

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2022 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.94 – 2.99	20	0.75	2.94	20	2.94
3.00 – 3.99	5,241	0.74	3.34	5,166	3.33
4.00 – 4.99	4,709	5.55	4.47	1,375	4.41
5.00 – 5.99	18,739	3.84	5.41	10,157	5.38
6.00 – 6.99	2,098	3.23	6.25	1,298	6.24
7.00 – 8.53	120	2.57	8.01	80	8.01
	30,927	3.52	4.98	18,096	4.79

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2020	4,334
Granted	1,329
Vested and converted to common shares	(2,143)
Reinvested dividend equivalents	159
Outstanding at December 31, 2021	3,679
Granted	1,751
Vested and converted to common shares	(2,663)
Forfeited	(119)
Reinvested dividend equivalents	136
Outstanding at December 31, 2022	2,784

Earnings per share
The following is the calculation basic and diluted earnings per share:

	2022	2021
	$	$

Net income and diluted net income (attributable to shareholders of the Company)	252,873	420,065

Basic weighted average number of common shares outstanding (in thousands)	1,064,259	1,053,809

Effect of dilutive securities:
Stock options	1,928	4,883
Restricted share units	732	1,478
Performance share units	4,085	1,372
Diluted weighted average number of common shares outstanding (in thousands)	1,071,004	1,061,542

Earnings per share (attributable to shareholders of the Company)
Basic	$0.24	$0.40
Diluted	$0.24	$0.40